{.TX}1-14

                      CHESAPEAKE INVESTORS, INC.

                          ANNUAL REPORT 1997

Dear Shareholder:

     The financial report, contained herein, shows results for the fiscal year ended September 30, 1997. Net investment income totalled $801,265 or $.21 per share compared to $827,321 or $.22 per share for the previous year. The net asset value increased to $4.22 per share from $4.18 per share as of September 30, 1997.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

November 20, 1997

                              INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Chesapeake Investors, Inc.

     We have audited the accompanying statement of assets and liabilities of Chesapeake Investors, Inc., including the schedule of investments in securities, as of September 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements, schedule, and selected per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements, schedule, and selected per share data and rations based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, schedule, and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements, schedule, and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                               STOY, MALONE & COMPANY,P.C.

Bethesda, Maryland
November 20, 1997
                                      - 2 -

                                  CHESAPEAKE INVESTORS, INC.
                            STATEMENT OF ASSETS AND LIABILITIES
                                      SEPTEMBER 30, 1997

ASSETS:
     Investments in Long-Term Securities, at Value
          (Amortized Cost $14,269,744)                              $15,518,500
     Investments in Short-Term Securities
          (at cost which approximates market)                           205,810
     Accrued Interest Receivable                                        278,181
                                                                   ------------
                 Total  Assets
           16,002,491

          ------------
LIABILITIES:
     Accounts Payable and Accrued Expenses                              17,476

------------
                 Total  Liabilities                                     17,476
                                                                   ------------

NET ASSETS:
     Net Assets (Equivalent to $4.22 per share based on
           3,783,960 shares of capital stock outstanding)          $15,985,015
                                                                   ============



                              See Notes to Financial Statements

                                   CHESAPEAKE INVESTORS, INC.
                              SCHEDULE OF INVESTMENTS IN SECURITIES
                                       SEPTEMBER 30, 1997

                                                    Face          Amortized
                                      Rating*      Amount            Cost
     Value
                                      ------   -------------    -------------
  --------------
Investments in Long-Term
     Securities:

Arizona:
     Salt River Project,
          Arizona - Series C Revenue
          5.5%, due 1/1/28 . . . . .      AA  $     700,000    $     686,080
$     704,703
     Maricopa County
          Arizona School District
          5.5%, due 7/1/05   . . . .     AAA        650,000          665,997
      689,914
                                               -------------    -------------
  --------------
               Total Arizona . . . .              1,350,000        1,352,077
    1,394,617
                                               -------------    -------------
  --------------
Arkansas:
     Jefferson County, Arkansas
         Single Family Mortgage
         7.25%, due 12/1/10  . . . .     Aaa        365,000          327,040
      421,290
     Little Rock, Arkansas
          Single Family Mortgage,
          7.3%:
             due 9/1/00  . . . . . .     AAA         25,000           24,567
       27,199
             due 9/1/01  . . . . . .     AAA         25,000           24,443
       27,801
             due 9/1/02  . . . . . .     AAA         30,000           29,193
       33,994
             due 9/1/03  . . . . . .     AAA         35,000           33,911
       40,376
             due 9/1/04  . . . . . .     AAA         35,000           33,774
       40,950
             due 9/1/05  . . . . . .     AAA         40,000           38,454
       47,450
             due 9/1/06  . . . . . .     AAA         35,000           33,530
       42,049
             due 9/1/07  . . . . . .     AAA         45,000           42,969
       54,668
             due 9/1/08  . . . . . .     AAA         50,000           47,597
       61,242
             due 9/1/09  . . . . . .     AAA         50,000           47,461
       61,555
             due 9/1/10  . . . . . .     AAA         30,000           28,400
       37,092
                                               -------------    -------------
  --------------
                 Total Arkansas  . .                765,000          711,339
      895,666
                                               -------------    -------------
  --------------

                                      - 4 -

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                      SEPTEMBER 30, 1997

                                                     Face          Amortized
                                      Rating*       Amount           Cost
     Value
                                      ------   -------------    -------------
  --------------
California:
     Los Angeles, California
        Electric Revenue
         5.875%, due 9/1/30  . . . .      AA        300,000          277,265
      306,656
                                               -------------    -------------
  --------------
District of Columbia:
     Georgetown University
          Revenue Bond
          7.4%, due 4/1/18 . . . . .     AA-        750,000          732,171
      785,859
                                               -------------    -------------
  --------------
Florida:
     City of Gainesville, Florida,
          Utility System Revenue,
          9.125%, due 10/1/05  . . .     AAA        500,000          500,000
      644,219
     Florida State Board
          of Education - Cap Outlay
          7.25%, due 6/1/23  . . . .      AA        200,000          198,836
      218,361
                                               -------------    -------------
  --------------
               Total Florida . . . .                700,000          698,836
      862,580
                                               -------------    -------------
  --------------
Georgia:
     Municipal Electric Authority
          6%, due 1/1/05 . . . . . .     AAA        700,000          734,947
      762,015
                                               -------------    -------------
  --------------
Illinois:
     Chicago, Illinois
          UTGO Public Library
          6.60%, due 1/1/04  . . . .     AAA        700,000          716,664
      770,218
     Chicago, Illinois
          School Finance Authority
          5%, due 6/1/09 . . . . . .     AAA        650,000          616,265
      653,148
                                               -------------    -------------
  --------------
               Total Illinois  . . .              1,350,000        1,332,929
    1,423,366
                                               -------------    -------------
  --------------

PAGE>
                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                      SEPTEMBER 30, 1997


                                                     Face          Amortized
                                      Rating*       Amount           Cost
     Value
                                      ------   -------------    -------------
  --------------
Louisiana:
     Shreveport, Louisiana,
          Single Family Mortgage,
          6.75%, due 9/1/10  . . . .     Aaa        405,000          350,940
      462,649
                                               -------------    -------------
  --------------
Massachusetts:
     Massachusetts State Utility
          Government Bond,
          7.625%, due 6/1/08 . . . .     Aaa        500,000          553,192
      567,109
                                               -------------    -------------
  --------------
Minnesota:
     Southern Minnesota Municipal
          Power Agency, Serial A
          5.7%, due 1/1/05 . . . . .      A+        650,000          666,931
      694,281
                                               -------------    -------------
  --------------
New York:
     New York State
          Local Revenue
          5.375%, due 4/1/16 . . . .      A+        200,000          186,810
      200,562
     New York State
          Local Revenue
          5.125%, due 4/1/10 . . . .     AAA        400,000          391,965
      408,875
     Triborough Bridge and
          Tunnel Authority -
          New York Rev Series
          7.875%, due 1/1/18 . . . .     AAA        400,000          402,363
      410,000
                                               -------------    -------------
  --------------
               Total New York  . . .              1,000,000          981,138
    1,019,437
                                               -------------    -------------
  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                      SEPTEMBER 30, 1997


                                                    Face          Amortized
                                      Rating*       Amount           Cost
     Value
                                      ------   -------------    -------------
  --------------
North Carolina:
     North Carolina Municipal
          Power Agency
          7.25%, due 1/1/07  . . . .       A        400,000          432,752
      461,812
     Charlotte, NC Utility
          General Obligation
          5.5%, due 7/1/07 . . . . .     AAA        500,000          519,032
      530,547
                                               -------------    -------------
  --------------
               Total North Carolina                 900,000          951,784
      992,359
                                               -------------    -------------
  --------------
Oklahoma:
     Oklahoma State Turnpike
          Authority
          Turnpike Revenue
          6.125%, due 1/1/20 . . . .      A+        360,000          355,933
      376,650
                                               -------------    -------------
  --------------
Pennsylvania:
     Allegheny County, Pennsylvania
          Hospital Development Authority
          6.0%, due 11/1/23  . . . .     AAA        700,000          672,050
      726,140
     Commonwealth of Pennsylvania
          Utility Government Obligation
          6.3%, due 11/1/02  . . . .     AAA        700,000          714,169
      763,765
     Pennsylvania State Higher
          Educational Facility
          Authority
          7.15%, due 6/15/15 . . . .     AAA        500,000          503,588
      539,453
     Pennsylvania Intergovernmental
          Coop Authority Special
          Tax Revenue
          7%, due 6/15/04  . . . . .     AAA        500,000          517,869
      571,641
                                               -------------    -------------
  --------------
               Total Pennsylvania                 2,400,000        2,407,676
    2,600,999
                                               -------------    -------------
  --------------

                                   CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                      SEPTEMBER 30, 1997


                                                    Face          Amortized
                                      Rating*       Amount           Cost
     Value
                                      ------   -------------    -------------
  --------------
Texas:
     Cypress-Fairbanks, Texas
          Independent School District
          5.5%, due 2/15/10  . . . .     AAA        700,000          700,000
      718,922
     Texas Water Development
          Board Revenue
          5.5%, due 7/15/10  . . . .     AAA        750,000          752,560
      793,242
                                               -------------    -------------
  --------------
               Total Texas . . . . .              1,450,000        1,452,560
    1,512,164
                                               -------------    -------------
  --------------
Utah:
     Salt Lake City, Utah
          Hospital Revenue
          8.125%, due 5/15/15  . . .     AAA        700,000          710,026
      862,093
                                               -------------    -------------
  --------------
               Total Investments in
                    Long-Term
                    Securities . . .          $  14,280,000    $  14,269,744
$  15,518,500
                                               =============    =============
 ===============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                                     Face
                                                                    Amount
     Cost
                                                                -------------
 -------------
Investments in Short-Term Securities:

          State Street Global Advisor
               Tax Free Money Market Fund, 2.91%  . . . . .    $     205,810
$     205,810
                    Total Investments                           -------------
 -------------
                         in Short-Term Securities . . . . .    $     205,810
$     205,810
                                                                =============
 =============

                               See Notes to Financial Statements

PAGE>
                                   CHESAPEAKE INVESTORS, INC.
                                     STATEMENT OF OPERATIONS
                                  YEAR ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME:
     Interest Income                                              $     914,416
                                                                   -------------
EXPENSES:
     Investment Advisory Fee                                             54,157
     Custodian Fees                                                       8,401
     Transfer Agent and Dividend
       Disbursing Agent Fees                                             11,182
     Legal and Auditing Services                                         13,488
     Administrative Services                                             18,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                   3,500
     Printing Costs                                                       2,862
     Miscellaneous                                                        1,561
                                                                   -------------
          Total Expenses                                                113,151
                                                                   -------------
               Net Investment Income                                    801,265
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized Loss From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                         605,818
            Cost of Investments Sold                                    608,329
                                                                   -------------
              Net Realized Loss on Investments                           (2,511)
                                                                   -------------
     Unrealized Gain on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Year                                     996,256
          Unrealized Appreciation of Investments
               at End of Year                                         1,248,756
                                                                   -------------
                  Net Unrealized Gain on Investments                    252,500
                                                                   -------------
               Net Realized and Unrealized Gain on
                    Investments                                         249,989
                                                                   -------------
Net Increase in Net Assets Resulting
     from Operations                                              $   1,051,254
                                                                   =============

                               See Notes to Financial Statements

                                   CHESAPEAKE INVESTORS, INC.
                               STATEMENTS OF CHANGES IN NET ASSETS
                             YEARS ENDED SEPTEMBER 30, 1997 AND 1996

                                                        1997            1996
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
     Operations:
          Net Investment Income                    $     801,265   $     827,321
          Net Realized Gain (Loss) on
             Investments                                 (2,511)        158,742
          Net Unrealized Gain (Loss)
             on Investments                              252,500         (96,118)
                                                   -------------   -------------
     Net Increase in Net Assets
             Resulting from Operations                 1,051,254         889,945

     Dividends to Shareholders from:
             Net Investment Income
               ($.19 and $.23 per share, respectively)  (730,476)       (870,738)
             Net Realized Gain on Investments
               ($.04 and $.01 per share, respectively)  (158,742)        (56,326)
                                                   -------------   -------------

                    Total Increase (Decrease)
                         in Net Assets                   162,036         (37,119)
                                                   -------------   -------------
NET ASSETS:
     Beginning of Year                                15,822,979      15,860,098
                                                   -------------   -------------
     End of Year (Including Undistributed
        Net Investment Income of $820,800
        and $750,011, respectively, and
        Undistributed Net Realized Gains
        of $158,742 at September 30, 1996)         $  15,985,015   $  15,822,979
                                                   =============   =============

                               See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

      Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

 B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

 C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At September 30, 1997, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 1997 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during fiscal year 1997, other than short-term securities, aggregated $605,818.

      Purchases of long-term securities during the six month period ended March 31, 1997 aggregated $391,536.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 1997, was $14,094,971. Gross unrealized gains totalled $1,423,529 for Federal income tax purposes at September 30, 1997.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 1997 totalled $54,157.

      For fiscal year 1997, fees of $18,000 for administrative services were paid to Carrollton Enterprises. The Chairman of the Board is the owner of firm.

(5) - DIVIDENDS

      During fiscal year 1997, the Company distributed dividends of $889,218 to its shareholders. On October 7,1997, the company declared a $.0575 per share dividend payable November 4, 1997, to shareholders of record
 October 21, 1997.

                                              CHESAPEAKE INVESTORS, INC.
                                              SUPPLEMENTARY INFORMATION
                                          SELECTED PER SHARE DATA AND RATIOS

                                                      YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------------------------------------
                                      1997             1996            1995
        1994            1993
                                 -------------    -------------
-------------   -------------   -------------
PER SHARE DATA:*
     Investment Income         $         .24    $         .25   $         .29
 $         .32   $         .33
     Expenses                            .03              .03             .03
           .03             .03
                                -------------    -------------   -------------
  -------------   -------------

     Net Investment Income               .21              .22             .26
           .29             .30
     Dividends from:
       Net Investment Income            (.19)            (.23)           (.28)
          (.27)           (.30)
       Net Realized Gain
         on Investments                 (.04)            (.01)             -
          (.03)             -
     Net Realized and Unreal-
       ized Gain (Loss) on
       Investments                       .06              .01             .05
          (.32)            .08
                                -------------    -------------   -------------
  -------------   -------------

     Net Increase (Decrease)
       in Net Asset Value                .04             (.01)            .03
          (.33)            .08
     Net Asset Value:
       Beginning of Year                4.18             4.19            4.16
          4.49            4.41
                                -------------    -------------   -------------
  -------------   -------------
       End of Year             $        4.22    $        4.18   $        4.19
 $        4.16   $        4.49
                                =============    =============   =============
  =============   =============

RATIOS:

     Ratio of Expenses to
       Average Net Assets                .72%             .72%            .74%
           .74%            .70%
     Ratio of Net Investment
       Income to Average Net
       Assets                           5.07%            5.22%           6.18%
          6.81%           6.82%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
John F. Ryon
Wilbert N. Sales
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,                             INDEPENDENT AUDITORS
   Secretary-Treasurer
                                              Stoy, Malone & Company,P.C.
OFFICES                                       Bethesda, Maryland

11785 Beltsville Drive
Beltsville, Maryland